Securities Held-to-Maturity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) item
Held-to-Maturity
Carrying Value	$ 27,837
B Piece bonds
Held-to-Maturity
B Piece retained percentage	49.00%
Number of B Piece bonds retained | item	3
Discount value	$ 27,200
Remaining of B Piece bond sold to the third party at par	51.00%
Weighted average variable interest rate (as a percent)	3.65%
Estimated weighted average maturity period	5 years 10 months 24 days
Weighted average effective interest rate (as a percent)	12.97%
Face Value	$ 40,566
Carrying Value	27,837
Unrealized Gain	602
Estimated Fair Value	28,439
Held-to-maturity securities, estimated fiscal year
Within one year	5,400
After one year through five years	17,900
After five years through ten years	10,800
After ten years	$ 6,500